Financial Instruments and Concentration of Risk	12 Months Ended
Mar. 31, 2012
Financial Instruments and Concentration of Risk [Abstract]
FINANCIAL INSTRUMENTS AND CONCENTRATION OF RISK
24.	FINANCIAL INSTRUMENTS AND CONCENTRATION OF RISK

Credit risk
Financial instruments which potentially subject MTNL to concentrations of credit risk consist principally of periodic temporary investments of excess cash, trade receivables, and investments in ITI Limited preference shares and MKVDC bonds. The Company places its temporary excess cash in short term deposits. By their nature, all such financial instruments involve risk including the credit risk of non-performance by counter parties. In management’s opinion, as of March 31, 2011 and 2012, there was no significant risk of loss in the event of non-performance of the counter parties to these financial instruments, other than the amounts already provided for in the financial statements. To reduce credit risk, MTNL performs ongoing credit evaluation of customers.

The risk in relation to investment in ITI Limited is offset by clause relating to MTNL’s entitlement to set off the amounts receivable in respect of principal outstanding from the dues payable to ITI Limited. The clause is built into the share purchase agreement. As of March 31, 2009, Rs.200 million, the balance of the investment of Rs.1,000 million investment in ITI was charged as an impairment because of uncertainty involved in getting them back. DOT vides its letter no. U-59011-10/2002-FAC dated July 31, 2009, deferred the repayment schedule of the above cumulative preference shares to 2012-13 onwards in five equal annual installments.

The credit risk for the investment in bonds issued by MKVDC is minimized due to the payment mechanism envisaged in the prospectus, which states that any shortfall is to be met by the Maharashtra State Government that has undertaken to earmark an amount equal to interest and principal repayments out of its annual budget for the respective corporation. In the event of such amount not being transferred the trustees would be entitled to invoke the guarantee given by the state government.

Fair value

The Company measures the fair value of its financial instruments according to ASC 820-10 “Fair Value Measurement and Disclosure” which establishes the frame work for measuring fair value of financial instruments.

The fair value hierarchy under ASC 820-10 is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable and consists of the following three levels:

Level 1—Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3—Inputs which are unobservable reflecting internal assumptions are used in pricing assets or liabilities.

The Company’s AFS investments are carried at fair value. As of March 31, 2012 and March 31, 2011, the Company did not have any exposure in AFS investments.

The fair value of the Company’s cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued liabilities and short term borrowings, approximate their carrying values because of  short-term nature of these instruments. Such financial instruments are classified as current and are expected to be liquidated within the next twelve months.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair values are not necessarily indicative of all the amounts the Company could have realized in a sales transaction as of March 31, 2012. The estimated fair value amounts as of March 31, 2012 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.